Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012 segment	Jul. 31, 2011	Jul. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments	1
Net revenue	$ 169,246	$ 132,835	$ 102,168
Property and equipment, net	6,498	5,087
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenue	108,660	82,730	62,620
Property and equipment, net	6,180	4,859
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenue	100,600	77,700	60,300
Property and equipment, net	6,100	4,700
Europe, Middle East and Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenue	40,666	35,190	29,266
Property and equipment, net	124	87
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenue	19,920	14,915	10,282
Property and equipment, net	$ 194	$ 141